Common Stock, Options, and Stock Compensation	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock, Options, and Stock Compensation
COMMON STOCK, OPTIONS AND STOCK COMPENSATION
Our capital stock consists of two classes of common stock designated as Class A Non-voting Common Stock (“Class A Common Stock”) and Class B Voting Common Stock (“Class B Common Stock”). The rights, preferences and privileges of the Class A and Class B Common Stock are similar except that each share of Class B Common Stock has one vote and each share of Class A Common Stock has no voting privileges. All Class A Common Stock is publicly held. Holders of Class B Common Stock may, individually or as a class, convert some or all of their shares into Class A Common Stock on a one-to-one basis. Class A Common Stock becomes voting common stock upon the conversion of all Class B Common Stock to Class A Common Stock. We are required to reserve the number of authorized but unissued shares of Class A Common Stock that would be issuable upon conversion of all outstanding shares of Class B Common Stock.
The following table presents information on shares of our Class A Common Stock issued as acquisition consideration. All of these shares were registered on a "shelf" Registration Statement on Form S-4 that was declared effective in January 2011.

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Shares issued due to acquisitions	635	209	—
We account for stock compensation in accordance with the fair value recognition and measurement provisions of FASB ASC 718-10-25 (Compensation-Stock Compensation). Compensation cost recognized includes compensation cost for all unvested stock compensation payments, based on the closing market price of our stock on the date of grant. We amortize the fair value of grants to compensation expense on a ratable basis over the vesting period for both cliff vesting and pro-rata vesting grants. We have not granted any stock options since fiscal 2007.
Our net income includes the following compensation costs related to our stock compensation arrangements:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Gross compensation costs
Stock options	$—	$—	$4
Restricted stock	6,714	13,208	4,508
Total gross compensation costs	6,714	13,208	4,512
Income tax benefits
Stock options	(39)	(1)	(56)
Restricted stock	(2,164)	(4,508)	(1,517)
Total income tax benefits	(2,203)	(4,509)	(1,573)
Net compensation expense	$4,511	$8,699	$2,939

All options and restricted stock relate to our Class A Common Stock.
Our non-employee directors are eligible for grants of restricted stock awards and non-qualified stock options. No options have been granted to the non-employee directors since fiscal 2007. The restricted stock awards that have been granted to the non-employee directors in fiscal 2012, 2011 and 2010 vest in one to two years from grant (50% on the first anniversary of the date of grant and 50% on the second anniversary). Restricted stock awards, non-qualified options and incentive stock options have been granted to our officers and employees under our 1998, 2003, 2006 and 2010 Incentive Plans. A portion of the restricted stock awards granted in fiscal 2012 and fiscal 2011 contain both performance and graded vesting provisions. Most options have a contractual life of ten years and provide for pro-rata vesting over five years, but some provide for cliff vesting. Outstanding options have been granted with strike prices ranging from $2.09 per share to $2.95 per share. These were granted at or above the market price at the time of grant, and had no intrinsic value on the grant date.
On May 1, 2010 our Board of Directors approved the adoption of the EZCORP, Inc. 2010 Long-Term Incentive Plan (the “2010 Plan”). The 2010 Plan permits grants of options, restricted stock awards and stock appreciation rights covering up to 1,575,750 shares of our Class A Common Stock, in addition to 106,000 shares that remained available for issuance under the previous plan. Awards that expire or are canceled without delivery of shares under the 2010 Incentive Plan generally become available for issuance in new grants. We generally issue newly issued shares to satisfy stock option exercises and restricted stock awards, but used 10,000 treasury shares to satisfy one option exercise in fiscal 2009. We no longer hold any treasury shares. At September 30, 2012, 650,361 shares were available for grant under the 2010 Plan.We measure the fair value of restricted stock awards based on the closing market price of our common stock as of the grant date.
The following is a summary of the restricted stock award activity for the fiscal year ended September 30, 2012:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	1,535,000	$17.49
Granted	312,352	29.22
Released	214,556	19.09
Forfeited	183,963	27.84
Outstanding at end of year	1,448,833	$18.47

	Fiscal Years Ended September 30,
	2012	2011	2010
	(in millions except per share amounts)
Weighted average grant-date fair value per share granted	$29.22	$20.34	$14.64
Total grant date fair value of shares vested	4.1	13.5	0.2

At September 30, 2012, the unamortized fair value of restricted stock awards to be amortized over their remaining vesting periods was approximately $18.5 million and the fair value of all options had been fully amortized to expense. The weighted average period over which these costs will be amortized is three years years.
The following is a summary of the option activity for the current fiscal year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at September 30, 2011	222,398	$3.12
Granted	—	—
Forfeited	—	—
Expired	—	—
Exercised	(204,298)	3.18
Outstanding at September 30, 2012	18,100	$2.52	1.48	$369
Vested and expected to vest	18,100	$2.52	1.48	$369
Vested at September 30, 2012	18,100	$2.52	1.48	$369

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in millions except share amounts)
Shares issued due to stock option exercises	204,298	62,173	494,202
Proceeds due to stock option exercises	$0.6	$0.4	$1.6
Tax benefit from stock option exercises	$1.1	$0.2	$2.1
Intrinsic value of stock options exercised	$5.7	$1.5	$7.7